Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Provisions

Composition and changes in the provision

Restoration's site and equipment's dismantling	Legal claims	Other	Total
$ millions	$ millions	$ millions	$ millions

Balance as at January 1, 2017	172	17	79	268
Provisions recorded during the period (1)	17	19	4	40
Provisions reversed during the period	-	(2)	(3)	(5)
Payments during the period	(6)	(7)	(31)	(44)
Translation differences	11	1	-	12
Balance as at December 31, 2017	194	28	49	271
                      For additional information, see Note 21 regarding concessions and contingent liabilities